TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of TRADE PAYABLES [Abstract]
Disclosure of detailed information about trade payables [Text Block]
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Trade payables	61,084	84,257